RELATED PARTY TRANSACTIONS (Details) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016 USD ($) item shares	Mar. 31, 2015 USD ($)	Dec. 31, 2013 shares	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2014 USD ($) item shares
Related Party Transaction [Line Items]
Professional Fees	$ 2,072	$ 1,926
Number of related Party investments in CIFC CLOs					1
Related Party investments	77,347			$ 70,696
CIFC FUNDING 2013-II - Board Member Investment
Related Party Transaction [Line Items]
Debt Instrument, face amount	1,000			1,000
DFR Holdings Board of Directors [Member]
Related Party Transaction [Line Items]
Base Compensation	$ 200	200		$ 700	$ 800
DFR Holdings LLC
Related Party Transaction [Line Items]
Number of shares owned (shares) | shares	18,800,000		10,090,909	18,800,000	18,800,000
Other Prepaid Expense, Current	$ 2,000	2,000
Professional Fees	$ 500	$ 500		$ 2,000	$ 2,000
Directors designated by DFR Holdings			6
DFR Holdings LLC
Related Party Transaction [Line Items]
Percentage of CIFC Common Shares Outstanding	74.00%			74.00%
Percentage of CIFC Common Shares Diluted	70.00%			70.00%
CIFC FUNDING 2013-II - Board Member Investment
Related Party Transaction [Line Items]
Debt Instrument, face amount					$ 1,000
Number of related Party investments in CIFC CLOs	1			1
Board Member ownership %	50.00%			50.00%	50.00%
CIFC Funds
Related Party Transaction [Line Items]
Related Party investments	$ 4,700			$ 4,700	$ 4,700
Aggregate related party investment in funds | item	4			4	4
Warrants | DFR Holdings LLC
Related Party Transaction [Line Items]
Class of warrant, outstanding | shares	2,000,000		2,000,000	2,000,000	2,000,000
Minimum [Member] | DFR Holdings LLC
Related Party Transaction [Line Items]
DRF holdings ownership percentage	5.00%			5.00%